INVESTMENT IN MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Schedule of master trust net assets
Investments held by the Master Trust and the Plan at December 31 is as follows:

	2025		2024
	Master Trust Balances	Plan's Divided Interest in Master Trust Balances	Master Trust Balances	Plan's Divided Interest in Master Trust Balances
Investments valued at net asset value (NAV):
Common/Collective trusts	$460,722,293	$457,012,660	$247,756,747	$243,472,372
Investments at fair value:
Mutual funds	94,876,880	92,310,230	268,678,941	265,957,911
Kennametal Inc. capital stock	13,234,944	13,234,944	12,365,608	12,365,608
Self-directed brokerage account	10,831,151	10,831,150	10,054,688	10,054,687
Total investments at fair value	579,665,268	573,388,984	538,855,984	531,850,578
Investments at contract value:
Stable Value Fund	48,892,871	46,870,985	56,697,392	53,906,757
Total investments	$628,558,139	$620,259,969	$595,553,376	$585,757,335
Investment income attributable to the Master Trust for the year ended December 31, 2025 was as follows:

Net appreciation in fair value of investments	$75,750,469
Interest and dividends	10,739,312
Total investment income	$86,489,781